Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt

In millions		Maturity	US dollar-denominated amount		December 31,	2020	2019
Notes and debentures (1)
Canadian National series:
2.40%	2-year notes (2)	Feb 3, 2020	US$	300		$—	$390
2.75%	7-year notes (2)	Feb 18, 2021				250	250
2.85%	10-year notes (2)	Dec 15, 2021	US$	400		509	520
2.25%	10-year notes (2)	Nov 15, 2022	US$	250		318	325
7.63%	30-year debentures	May 15, 2023	US$	150		191	195
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		445	455
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		636	649
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		604	617
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		255	260
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		636	649
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		573	585
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		318	325
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		382	390
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		318	325
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		318	325
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		827	844
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		764	779
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		827	844
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		764	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		159	162
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						13,336	13,131
Other
Commercial paper						56	1,277
Accounts receivable securitization						—	200
Finance leases						74	134
Equipment loans and other (4)						402	4
Total debt, gross						13,868	14,746
Net unamortized discount and debt issuance costs (3)						(962)	(950)
Total debt (5)						12,906	13,796
Less: Current portion of long-term debt						910	1,930
Total long-term debt						$11,996	$11,866
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2020, these notes were recorded as a discounted debt of $13 million (2019 - $12 million) using an imputed interest rate of 5.75% (2019 - 5.75%). The discount of $829 million (2019 - $830 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $368 million of equipment loan under the non-revolving credit facility and $34 million of other equipment loans payable monthly at a weighed average interest rate of 2.00%.
(5)See Note 22 - Financial instruments for the fair value of debt.

Schedule of issuances and repayments of commercial paper
The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper:

In millions	Year ended December 31,	2020	2019	2018
Commercial paper with maturities less than 90 days
Issuance		$5,315	$5,069	$8,292
Repayment		(6,076)	(5,141)	(8,442)
Change in commercial paper with maturities less than 90 days, net		$(761)	$(72)	$(150)
Commercial paper with maturities of 90 days or greater
Issuance		$736	$2,115	$1,135
Repayment		(1,248)	(1,902)	(886)
Change in commercial paper with maturities of 90 days or greater, net		$(512)	$213	$249
Change in commercial paper, net		$(1,273)	$141	$99

Schedule of accounts receivable securitization
The following table provides a summary of cash flows associated with the proceeds received and repayment of the accounts receivable securitization program:

In millions	Year ended December 31,	2020	2019	2018
Beginning of year		$200	$—	$421
Proceeds received		450	420	530
Repayment		(650)	(220)	(950)
Foreign exchange		—	—	(1)
End of year		$—	$200	$—

Schedule of debt maturities
The following table provides the debt maturities, excluding finance lease liabilities, as at December 31, 2020, for the next five years and thereafter:

In millions	Debt (1)
2021	$840
2022	329
2023	203
2024	459
2025	364
2026 and thereafter	10,637
Total	12,832
Finance lease liabilities (2)	74
Total debt	$12,906
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 12 - Leases for maturities of finance lease liabilities.

Schedule of US dollar-denominated debt

In millions	December 31,		2020		2019
Notes and debentures		US$	6,950	US$	6,650
Commercial paper			44		983
Finance lease liabilities			50		74
Equipment loans and other			314		—
Total amount of US dollar-denominated debt in US$		US$	7,358	US$	7,707
Total amount of US dollar-denominated debt in C$			$9,363		$10,011